UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE SOCIAL

AWARENESS STOCK PORTFOLIO

FORM N-Q

JANUARY 31, 2007

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 9.6%
Household Durables - 2.6%
6,900	Black & Decker Corp.	$602,232
30,334	KB HOME	1,644,710

	Total Household Durables	2,246,942

Internet & Catalog Retail - 2.0%
29,650	Expedia Inc. *	635,992
29,650	IAC/InterActiveCorp. *	1,138,560

	Total Internet & Catalog Retail	1,774,552

Media - 2.7%
18,600	Comcast Corp., Special Class A Shares *	808,356
73,300	Time Warner Inc.	1,603,071

	Total Media	2,411,427

Multiline Retail - 0.7%
10,000	Target Corp.	613,600

Specialty Retail - 1.6%
34,400	Home Depot Inc.	1,401,456

	TOTAL CONSUMER DISCRETIONARY	8,447,977

CONSUMER STAPLES - 6.7%
Beverages - 3.7%
44,000	Coca-Cola Co.	2,106,720
17,500	PepsiCo Inc.	1,141,700

	Total Beverages	3,248,420

Household Products - 3.0%
29,500	Colgate-Palmolive Co.	2,014,850
10,237	Procter & Gamble Co.	664,074

	Total Household Products	2,678,924

	TOTAL CONSUMER STAPLES	5,927,344

ENERGY - 9.8%
Energy Equipment & Services - 3.6%
25,000	GlobalSantaFe Corp.	1,450,250
22,500	Noble Corp.	1,686,375

	Total Energy Equipment & Services	3,136,625

Oil, Gas & Consumable Fuels - 6.2%
23,100	Apache Corp.	1,685,607
32,726	BP PLC, ADR	2,078,428
24,800	Royal Dutch Shell PLC, ADR, Class A Shares	1,692,600

	Total Oil, Gas & Consumable Fuels	5,456,635

	TOTAL ENERGY	8,593,260

FINANCIALS - 21.0%
Capital Markets - 6.1%
45,000	Bank of New York Co. Inc.	1,800,450
5,800	Bear Stearns Cos. Inc.	956,130
16,200	Charles Schwab Corp.	306,504
7,700	Merrill Lynch & Co. Inc.	720,412
13,800	Morgan Stanley	1,142,502
9,000	T. Rowe Price Group Inc.	431,910

	Total Capital Markets	5,357,908

Commercial Banks - 0.9%
23,000	Wells Fargo & Co.	826,160

Consumer Finance - 5.3%
28,900	American Express Co.	1,682,558

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Consumer Finance - 5.3% (continued)
11,100	Capital One Financial Corp.	$892,440
44,900	SLM Corp.	2,063,604

	Total Consumer Finance	4,638,602

Diversified Financial Services - 3.3%
14,901	Bank of America Corp.	783,494
41,648	JPMorgan Chase & Co.	2,121,133

	Total Diversified Financial Services	2,904,627

Insurance - 5.4%
19,600	Ambac Financial Group Inc.	1,726,760
26,560	American International Group Inc.	1,818,032
14,000	Prudential Financial Inc.	1,247,820

	Total Insurance	4,792,612

	TOTAL FINANCIALS	18,519,909

HEALTH CARE - 18.6%
Biotechnology - 7.5%
26,200	Amgen Inc. *	1,843,694
23,300	Biogen Idec Inc. *	1,126,322
23,500	Genentech Inc. *	2,053,195
12,500	Genzyme Corp. *	821,625
27,800	ImClone Systems Inc. *	818,988

	Total Biotechnology	6,663,824

Health Care Equipment & Supplies - 2.3%
19,990	Boston Scientific Corp. *	368,816
22,200	Medtronic Inc.	1,186,590
11,200	St. Jude Medical Inc. *	478,912

	Total Health Care Equipment & Supplies	2,034,318

Health Care Providers & Services - 1.2%
19,900	UnitedHealth Group Inc.	1,039,974

Pharmaceuticals - 7.6%
16,500	Eli Lilly & Co.	892,980
65,000	Pfizer Inc.	1,705,600
68,800	Teva Pharmaceutical Industries Ltd., ADR	2,414,880
34,200	Wyeth	1,689,822

	Total Pharmaceuticals	6,703,282

	TOTAL HEALTH CARE	16,441,398

INDUSTRIALS - 8.2%
Air Freight & Logistics - 1.4%
17,500	United Parcel Service Inc., Class B Shares	1,264,900

Airlines - 1.2%
70,930	Southwest Airlines Co.	1,071,043

Industrial Conglomerates - 5.6%
41,800	General Electric Co.	1,506,890
107,300	Tyco International Ltd.	3,420,724

	Total Industrial Conglomerates	4,927,614

	TOTAL INDUSTRIALS	7,263,557

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.1%
57,500	Cisco Systems Inc. *	1,528,925
63,300	Juniper Networks Inc. *	1,146,996
44,300	Motorola Inc.	879,355
42,100	Nokia Oyj, ADR	930,410

	Total Communications Equipment	4,485,686

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS STOCK PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Computers & Peripherals - 3.4%
77,100	Dell Inc. *	$1,869,675
29,300	Network Appliance Inc. *	1,101,680

	Total Computers & Peripherals	2,971,355

Electronic Equipment & Instruments - 2.7%
33,100	Agilent Technologies Inc. *	1,059,200
102,100	Vishay Intertechnology Inc. *	1,341,594

	Total Electronic Equipment & Instruments	2,400,794

IT Services - 1.1%
24,500	Paychex Inc.	980,245

Semiconductors & Semiconductor Equipment - 5.3%
160,500	Intel Corp.	3,364,080
42,200	Texas Instruments Inc.	1,316,218

	Total Semiconductors & Semiconductor Equipment	4,680,298

Software - 5.1%
15,200	Amdocs Ltd. *	527,136
17,600	Electronic Arts Inc. *	880,000
100,300	Microsoft Corp.	3,095,258

	Total Software	4,502,394

	TOTAL INFORMATION TECHNOLOGY	20,020,772

MATERIALS - 3.3%
Chemicals - 3.3%
22,400	Air Products & Chemicals Inc.	1,672,384
20,000	Praxair Inc.	1,261,200

	TOTAL MATERIALS	2,933,584

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $68,440,395)	88,147,801

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$239,000	Interest in $513,262,000 joint tri-party repurchase agreement dated 1/31/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.250% due 2/1/07; Proceeds at maturity - $239,035; (Fully collateralized by various U.S. Treasury Obligations, 4.250% to 5.375% due 11/15/13 to 2/15/31; Market value - $243,782) (Cost - $239,000)	239,000

	TOTAL INVESTMENTS - 100.2% (Cost - $68,679,395#)	88,386,801
	Liabilities in Excess of Other Assets - (0.2)%	(163,398)

	TOTAL NET ASSETS - 100.0%	$88,223,403

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable Social Awareness Stock Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Portfolios III, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,934,452
Gross unrealized depreciation	(3,227,046)

Net unrealized appreciation	$19,707,406

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 29, 2007